DEBENTURES (Schedule of Maturities of Debentures) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Repayment schedule (carrying amount):
Accretion of carrying amount to principal amount	$ (3,134)	$ (4,697)
Carrying amount	$ 132,283	$ 120,170
Debentures Series G [Member]
Debt Instrument [Line Items]
Interest rate	2.79%	2.79%
Repayment schedule (carrying amount):
2019
2020	$ 38,690	35,676
2021	38,690	35,676
2022	38,690	35,676
2023	19,347	17,839
Total	$ 135,417	$ 124,867